TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of related party transactions - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Inversiones Costa Verde Ltda. y CPA. [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of related party transactions [Line Items]
Tax No.	96.810.370-9
Related party	Inversiones Costa Verde Ltda. y CPA.
Nature of relationship with related parties	Related director
Country of origin	Chile
Nature of related parties transactions	Tickets sales
Currency	CLP
Transaction amount with related parties	$ 16	$ 16	$ 18
Comunidad Mujer [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of related party transactions [Line Items]
Tax No.	65.216.000-K
Related party	Comunidad Mujer
Nature of relationship with related parties	Related director
Country of origin	Chile
Nature of related parties transactions	Tickets sales
Currency	CLP
Transaction amount with related parties			14
Bethia S.A and subsidiaries [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of related party transactions [Line Items]
Tax No.	78.591.370-1
Related party	Bethia S.A and subsidiaries
Nature of relationship with related parties	Related director
Country of origin	Chile
Nature of related parties transactions	Services received of cargo transport
Currency	CLP
Transaction amount with related parties	$ 556	1,778	1,643
Bethia S.A and subsidiaries [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of related party transactions [Line Items]
Nature of related parties transactions	Services received from National and International Courier
Currency	CLP
Transaction amount with related parties	$ (3)	(85)	(382)
Bethia S.A and subsidiaries [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of related party transactions [Line Items]
Nature of related parties transactions	Services provided of cargo transport
Currency	CLP
Transaction amount with related parties			(17)
Bethia S.A and subsidiaries [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of related party transactions [Line Items]
Nature of related parties transactions	Sales commissions
Currency	CLP
Transaction amount with related parties	$ (218)	(821)	(761)
Bethia S.A and subsidiaries [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of related party transactions [Line Items]
Nature of related parties transactions	Services received advertising
Currency	CLP
Transaction amount with related parties	$ (726)	(1,025)
Transportes San Felipe S.A [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of related party transactions [Line Items]
Tax No.	79.773.440-3
Related party	Transportes San Felipe S.A
Nature of relationship with related parties	Related director
Country of origin	Chile
Nature of related parties transactions	Tickets sales
Currency	CLP
Transaction amount with related parties			1
Granja Marina Tornagaleones S.A. [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of related party transactions [Line Items]
Tax No.	87.752.000-5
Related party	Granja Marina Tornagaleones S.A.
Nature of relationship with related parties	Common shareholder
Country of origin	Chile
Nature of related parties transactions	Tickets sales
Currency	CLP
Transaction amount with related parties	$ 61	51	72
Consultoría Administrativa Profesional S.A. de C.V. [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of related party transactions [Line Items]
Tax No.	Foreign
Related party	Consultora Administrativa Profesional S.A. de C.V.
Nature of relationship with related parties	Associate
Country of origin	Mexico
Nature of related parties transactions	Professional counseling services received
Currency	MXN
Transaction amount with related parties			(2,357)
Inmobiliaria Inversiones Asturias S.A. [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of related party transactions [Line Items]
Tax No.	96.782.530-1
Related party	Inmobiliaria Inversiones Asturias S.A.
Nature of relationship with related parties	Related director
Country of origin	Chile
Nature of related parties transactions	Tickets sales
Currency	CLP
Transaction amount with related parties		25
Parque de Chile S.A. [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of related party transactions [Line Items]
Tax No.	76.335.600-0
Related party	Parque de Chile S.A.
Nature of relationship with related parties	Related director
Country of origin	Chile
Nature of related parties transactions	Tickets sales
Currency	CLP
Transaction amount with related parties	$ 9	20
Rio Dulce S.A. [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of related party transactions [Line Items]
Tax No.	96.989.370-3
Related party	Rio Dulce S.A.
Nature of relationship with related parties	Related director
Country of origin	Chile
Nature of related parties transactions	Tickets sales
Currency	CLP
Transaction amount with related parties		18
Inversora Aeronáutica Argentina [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of related party transactions [Line Items]
Tax No.	Foreign
Related party	Inversora Aeronutica Argentina
Nature of relationship with related parties	Related director
Country of origin	Argentina
Nature of related parties transactions	Property leases received
Currency	ARS$
Transaction amount with related parties		(231)	(251)
TAM Aviação Executiva e Taxi Aéreo S/A [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of related party transactions [Line Items]
Tax No.	Foreign
Related party	TAM Aviao Executiva e Taxi Areo S/A
Nature of relationship with related parties	Common shareholder
Country of origin	Brazil
Nature of related parties transactions	Services provided
Currency	BRL
Transaction amount with related parties	$ 58	62	45
TAM Aviação Executiva e Taxi Aéreo S/A [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of related party transactions [Line Items]
Nature of related parties transactions	Services received of cargo transport
Currency	BRL
Transaction amount with related parties	$ 2	8
TAM Aviação Executiva e Taxi Aéreo S/A [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of related party transactions [Line Items]
Nature of related parties transactions	Services provided
Currency	BRL
Transaction amount with related parties	$ (10)
TAM Aviação Executiva e Taxi Aéreo S/A [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of related party transactions [Line Items]
Nature of related parties transactions	Services received at airports
Currency	BRL
Transaction amount with related parties		(2)	(39)
Qatar Airways [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of related party transactions [Line Items]
Tax No.	Foreign
Related party	Qatar Airways
Nature of relationship with related parties	Indirect shareholder
Country of origin	Qatar
Nature of related parties transactions	Services provided by aircraft lease
Currency	US$
Transaction amount with related parties	$ 39,528	21,321	31,707
Qatar Airways [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of related party transactions [Line Items]
Nature of related parties transactions	Interlineal received service
Currency	US$
Transaction amount with related parties	$ (2,050)	(6,345)	(2,139)
Qatar Airways [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of related party transactions [Line Items]
Nature of related parties transactions	Interlineal provided service
Currency	US$
Transaction amount with related parties	$ 3,739	8,635	5,279
Qatar Airways [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of related party transactions [Line Items]
Nature of related parties transactions	Services provided of handling
Currency	US$
Transaction amount with related parties	$ 1,106	1,392	$ 1,002
Qatar Airways [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of related party transactions [Line Items]
Nature of related parties transactions	Services provided / received others
Currency	US$
Transaction amount with related parties	$ 996	$ 1,805